Critical Accounting Estimates and Judgments (Details) - Schedule of sensitivity analysis increasing or decreasing the assumptions of gross margin, discount rate, and revenue and terminal growth rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recoverable Amount [Member] | Goodwill [Member]
Goodwill
Gross margin	(10.00%)	(10.00%)
Discount rate	(10.00%)	(10.00%)
Terminal growth rate	(10.00%)	(10.00%)
Trademarks
Discount rate	(10.00%)	(10.00%)
Terminal growth rate	(10.00%)	(10.00%)
Recoverable Amount [Member] | Goodwill [Member] | Engineering and construction [Member]
Goodwill
Gross margin	(111.04%)	(8.30%)
Recoverable Amount [Member] | Goodwill [Member] | Electromechanical [Member]
Goodwill
Gross margin	27.66%	41.81%
Recoverable Amount [Member] | Goodwill [Member] | Engineering and construction [Member]
Goodwill
Discount rate	(72.22%)	32.68%
Trademarks
Discount rate	(72.22%)	32.68%
Recoverable Amount [Member] | Goodwill [Member] | Electromechanical [Member]
Goodwill
Discount rate	57.09%	52.32%
Trademarks
Discount rate	57.09%	52.32%
Recoverable Amount [Member] | Goodwill [Member] | Engineering and construction [Member]
Goodwill
Terminal growth rate	(92.70%)	11.58%
Trademarks
Terminal growth rate	(92.70%)	11.58%
Recoverable Amount [Member] | Goodwill [Member] | Electromechanical [Member]
Goodwill
Terminal growth rate	51.59%	46.83%
Trademarks
Terminal growth rate	51.59%	46.83%
Carrying Amounts [Member] | Goodwill [Member]
Goodwill
Gross margin	10.00%	10.00%
Discount rate	10.00%	10.00%
Terminal growth rate	10.00%	10.00%
Trademarks
Discount rate	10.00%	10.00%
Terminal growth rate	10.00%	10.00%
Carrying Amounts [Member] | Goodwill [Member] | Engineering and construction [Member]
Goodwill
Gross margin	(68.87%)	37.10%
Carrying Amounts [Member] | Goodwill [Member] | Electromechanical [Member]
Goodwill
Gross margin	75.53%	55.60%
Carrying Amounts [Member] | Goodwill [Member] | Engineering and construction [Member]
Goodwill
Discount rate	(103.35%)	0.53%
Trademarks
Discount rate	(103.35%)	0.53%
Carrying Amounts [Member] | Goodwill [Member] | Electromechanical [Member]
Goodwill
Discount rate	46.39%	45.23%
Trademarks
Discount rate	46.39%	45.23%
Carrying Amounts [Member] | Goodwill [Member] | Engineering and construction [Member]
Goodwill
Terminal growth rate	(86.99%)	17.44%
Trademarks
Terminal growth rate	(86.99%)	17.44%
Carrying Amounts [Member] | Goodwill [Member] | Electromechanical [Member]
Goodwill
Terminal growth rate	51.59%	50.65%
Trademarks
Terminal growth rate	51.59%	50.65%
Trademarks [Member] | Recoverable Amount [Member]
Goodwill
Discount rate	(10.00%)	(10.00%)
Terminal growth rate	(10.00%)	(10.00%)
Trademarks
Revenue growth rate	(10.00%)	(10.00%)
Discount rate	(10.00%)	(10.00%)
Terminal growth rate	(10.00%)	(10.00%)
Trademarks [Member] | Recoverable Amount [Member] | Trademarks [Member]
Trademarks
Revenue growth rate	27.78%	59.65%
Trademarks [Member] | Recoverable Amount [Member] | Vial y Vives - DSD [Member]
Trademarks
Revenue growth rate	(6.61%)	(1.04%)
Trademarks [Member] | Recoverable Amount [Member] | Trademarks [Member]
Goodwill
Discount rate	78.73%	124.29%
Trademarks
Discount rate	78.73%	124.29%
Trademarks [Member] | Recoverable Amount [Member] | Vial y Vives - DSD [Member]
Goodwill
Discount rate	(6.50%)	(6.56%)
Trademarks
Discount rate	(6.50%)	(6.56%)
Trademarks [Member] | Recoverable Amount [Member] | Vial y Vives - DSD [Member]
Goodwill
Terminal growth rate	5.15%	(9.14%)
Trademarks
Terminal growth rate	5.15%	(9.14%)
Trademarks [Member] | Carrying Amounts [Member]
Goodwill
Discount rate	10.00%	10.00%
Terminal growth rate	10.00%	10.00%
Trademarks
Revenue growth rate	10.00%	10.00%
Discount rate	10.00%	10.00%
Terminal growth rate	10.00%	10.00%
Trademarks [Member] | Carrying Amounts [Member] | Trademarks [Member]
Trademarks
Revenue growth rate	77.02%	123.51%
Trademarks [Member] | Carrying Amounts [Member] | Vial y Vives - DSD [Member]
Trademarks
Revenue growth rate	14.14%	2.79%
Trademarks [Member] | Carrying Amounts [Member] | Trademarks [Member]
Goodwill
Discount rate	32.50%	66.82%
Trademarks
Discount rate	32.50%	66.82%
Trademarks [Member] | Carrying Amounts [Member] | Vial y Vives - DSD [Member]
Goodwill
Discount rate	16.83%	9.95%
Trademarks
Discount rate	16.83%	9.95%
Trademarks [Member] | Carrying Amounts [Member] | Vial y Vives - DSD [Member]
Goodwill
Terminal growth rate	2.43%	11.05%
Trademarks
Terminal growth rate	2.43%	11.05%
Morelco [Member] | Recoverable Amount [Member] | Trademarks [Member]
Goodwill
Terminal growth rate	48.35%	86.47%
Trademarks
Terminal growth rate	48.35%	86.47%
Morelco [Member] | Carrying Amounts [Member] | Trademarks [Member]
Goodwill
Terminal growth rate	56.77%	97.09%
Trademarks
Terminal growth rate	56.77%	97.09%